Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Mar. 31, 2016
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	161,875,077	157,709,851
Common shares outstanding	161,875,077	157,709,851